12. Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Earningsloss Per Share Tables
Schedule of potentially dilutive securities

Potentially dilutive securities include:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015

Warrants to purchase common stock	6,733,292	6,733,292	7,241,054
Common stock in the unit purchase option for underwriters	–	–	215,000
Options in the unit purchase option for underwriters to purchase common stock	–	–	215,000
Convertible promissory notes issued to underwriters and other related parties subject to possible conversion	99,243	99,243	113,385
Convertible promissory notes issued to shareholder subject to possible conversion	2,833,344	1,744,603	1,392,602
Options to purchase common stock	473,944	374,650	107,813
Total potential dilutive securities	10,139,823	8,951,788	9,284,854

Schedule of basic and diluted earnings (loss) per share

Basic loss per share	2017	2016*	2015*

From continuing operations	$(1.50)	$(0.17)	$(2.66)
From discontinued operations	(0.39)	(0.12)	(0.63)
Total basic loss per share	$(1.89)	$(0.29)	$(3.29)

Diluted loss per share	2017	2016	2015

From continuing operations	$(1.50)	$(0.17)	$(2.66)
From discontinued operations	(0.39)	(0.12)	(0.63)
Total diluted loss per share	$(1.89)	$(0.29)	$(3.29)

Schedule of earnings/(loss) and weighted average number of ordinary shares

The loss and weighted average number of ordinary shares used in the calculation of basic earnings/(loss) per share for the year ended December 31 are as follows:

Basic loss per share	2017	2016*	2015*
Loss from continuing operations used in the calculation of basic loss per share	$(2,933,067)	$(339,697)	$(6,113,639)
Loss from discontinued operations used in the calculation of basic loss per share from discontinued operations	(363,934)	(225,447)	(1,448,047)
Loss on sale of subsidiary	(135,200)	–	–
Loss on foreign currency exchange on discontinued operations	(254,935)	–	–
Loss used in the calculation of basic loss per share	$(3,687,136)	$(565,144)	$(7,561,686)

Weighted average number of ordinary shares for basic loss per share	1,949,061	1,954,651	2,299,462

The loss and weighted average number of ordinary shares used in the calculation of diluted loss per share for the year ended December 31 are as follows:

Diluted loss per share	2017	2016*	2015*
Loss from continuing operations used in the calculation of diluted loss per share	$(2,933,067)	$(339,697)	$(6,113,639)
Loss from discontinued operations used in the calculation of basic loss per share from discontinued operations	(363,934)	(225,447)	(1,448,047)
Loss on sale of subsidiary	(135,200)	–	–
Loss on foreign currency exchange on discontinued operations	(254,935)	–	–
Loss used in the calculation of diluted loss per share	$(3,687,136)	$(565,144)	$(7,561,686)

Weighted average number of ordinary shares used in the calculation of basic loss per share	1,949,061	1,954,651	2,299,462
Weighted average number of ordinary shares used in the calculation of diluted loss per share	1,949,061	1,954,651	2,299,462

*Restated for discontinued operations (see note 9 — Discontinued Operations)